Subsequent Events (Details) - EBP 078 - USD ($)								12 Months Ended
	Mar. 31, 2026	Dec. 29, 2025	Mar. 13, 2025	Feb. 13, 2025	Dec. 31, 2024	Apr. 01, 2024	Mar. 20, 2024	Dec. 31, 2025	Dec. 31, 2024
EBP, Subsequent Event [Line Items]
Asset transfers in due to Plan mergers		$ 54,951,000	$ 17,000	$ 98,910,000	$ 8,566,000	$ 19,141,000	$ 3,178,000	$ 153,878,189	$ 30,885,063
Subsequent Event
EBP, Subsequent Event [Line Items]
Asset transfers in due to Plan mergers	$ 76,095,150